Consolidated statements of other comprehensive income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [Line Items]
Net loss	$ (262,804)	$ (150,339)	$ (28,459)
Other comprehensive income (loss) to be reclassified to profit or loss in subsequent periods
Net change in unrealized gain (loss) on cash flow hedges, note 34	11,463	(18,439)	(2,759)
Income tax effect, note 30(a)	(3,382)	5,440	813
Unrealized gain on investments	(335)	264	(291)
Other comprehensive profit (loss)	7,746	(12,735)	(2,237)
Total other comprehensive income (loss), net of income tax	(255,058)	(163,074)	(30,696)
Attributable to:
Equity holders of the parent	(259,026)	(143,933)	(12,816)
Non-controlling interests	3,968	(19,141)	(17,880)
Other comprehensive profit (loss):	(255,058)	(163,074)	(30,696)
Minera Yanacocha SRL and subsidiary [Member]
Statement of comprehensive income [Line Items]
Net loss	(967,682)	(165,449)	(95,257)
Other comprehensive income (loss) to be reclassified to profit or loss in subsequent periods
Fair value of financial instruments	(642)	123	1,246
Other comprehensive profit (loss)	(642)	123	1,246
Total other comprehensive income (loss), net of income tax	(968,324)	(165,326)	(94,011)
Attributable to:
Other comprehensive profit (loss):	(968,324)	(165,326)	(94,011)
Sociedad Minera Cerro Verde S.A.A
Statement of comprehensive income [Line Items]
Net loss	$ 1,191,474	$ 274,544	$ 390,377